SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 365,679	$ 234,871	$ 230,742
Work in progress	13,199		62,150
Finished goods	29,450	35,564	54,639
Total inventories	$ 408,328	$ 270,434	$ 347,531